Note 16 - Income Tax	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]
16.	Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year’s earnings before tax. Differences result from the following items:

	2021	2020

Income tax expense using combined statutory rate of 26.5% (2020 - 26.5%, 2019 - 26.5%)	$55,386	$38,545
Permanent differences	749	820
Adjustments to tax liabilities for prior periods	610	882
Non-deductible stock-based compensation	3,908	3,081
Foreign, state and provincial tax rate differential	(8,047)	(7,463)
Other taxes	269	-
Provision for income taxes as reported	$52,875	$35,865

Earnings before income tax by jurisdiction comprise the following:

	2021	2020

Canada	$22,174	$19,166
United States	186,831	126,289
Total	$209,005	$145,455

Income tax expense (recovery) comprises the following:

	2021	2020

Current
Canada	$5,688	$3,300
United States	49,252	49,759
	54,940	53,059

Deferred
Canada	(195)	1,350
United States	(1,870)	(18,544)
	(2,065)	(17,194)

Total	$52,875	$35,865

The significant components of deferred income tax are as follows:

	2021	2020

Deferred income tax assets
Loss carry-forwards	$2,203	$1,441
Expenses not currently deductible	37,809	39,415
Allowance for credit losses	5,108	5,535
Inventory and other reserves	894	865
	46,014	47,256

Deferred income tax liabilities
Depreciation and amortization	82,840	83,676
Basis differences of partnerships and other entities	1,151	769
Prepaid and other expenses deducted for tax purposes	1,607	1,505
	85,598	85,950

Net deferred income tax asset (liability) before valuation allowance	(39,584)	(38,694)
Valuation allowance	726	603

Net deferred income tax asset (liability)	$(40,310)	$(39,297)

The recoverability of deferred income tax assets is dependent on generating sufficient taxable income before the 20 year loss carry-forward limitation. Although realization is not assured, the Company believes it is more likely than not that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

The Company has gross operating loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2021	2020	2021	2020	2021	2020

Canada	$2,059	$1,364	$-	$-	$2,059	$1,364
United States	18,131	13,733	13,455	11,417	4,676	2,316

These amounts above are available to reduce future federal, state, and provincial income taxes in their respective jurisdictions. Net operating loss carry-forward balances attributable to the United States and Canada expire over the next 6 to 20 years.

Cumulative unremitted earnings of US and foreign subsidiaries approximated $744,512 as at December 31, 2021 (2020 - $628,142). Income tax is not provided on the unremitted earnings of US and foreign subsidiaries because it has been the practice and is the intention of the Company to reinvest these earnings indefinitely in these subsidiaries.

The gross unrecognized tax benefits are $148 (2020 - $148). Of this balance, $148 (2020 - $148) would affect the Company’s effective tax rate if recognized. For the year ended December 31, 2021, there was no adjustment to interest and penalties related to provisions for income tax (2020 - nil). As at December 31, 2021, the Company had accrued $38 (2020 - $38) for potential income tax related interest and penalties.

The Company’s significant tax jurisdictions include the United States and Canada. The number of years with open tax audits varies depending on the tax jurisdictions. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three to four years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three to five years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.